Cash and Bank Balances (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31, 2024	As of June 30, 2025
	RM	RM	US$
Cash and bank balances	35,214,258	9,611,071	2,281,452
Fixed deposit	1,000,000	-	-
Cash at share trading accounts	-	31,789	7,546
Total	36,214,258	9,642,860	2,288,998